SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Buildings and improvements [Member] | Minimum [Member]
Estimated useful life of asset	15 years	15 years
Buildings and improvements [Member] | Maximum [Member]
Estimated useful life of asset	39 years	39 years
Machinery and equipment [Member]
Estimated useful life of asset	7 years	7 years
Vehicles [Member]
Estimated useful life of asset	5 years	5 years
Office furniture and equipment [Member]
Estimated useful life of asset	5 years	5 years
Software [Member]
Estimated useful life of asset	3 years	3 years